Share Capital and Reserves - Summary of Share Purchase Options and Exercise Price Ranges (Details)	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	17,300,440	16,356,022	11,239,342
Vested (in shares) | shares	9,389,034
Weighted average exercise price per share (in CAD per share) | $ / shares	$ 8.14
1.66 – 12.40
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	3,188,023
Vested (in shares) | shares	3,188,023
Weighted average exercise price per share (in CAD per share) | $ / shares	$ 8.05
9.43
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	2,812,000
Vested (in shares) | shares	2,812,000
Weighted average exercise price per share (in CAD per share) | $ / shares	$ 9.43
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share (range) (in CAD per share) | $ / shares	$ 9.43
7.18
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	2,968,000
Vested (in shares) | shares	1,978,671
Weighted average exercise price per share (in CAD per share) | $ / shares	$ 7.18
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share (range) (in CAD per share) | $ / shares	$ 7.18
7.12
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	4,231,000
Vested (in shares) | shares	1,410,340
Weighted average exercise price per share (in CAD per share) | $ / shares	$ 7.12
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share (range) (in CAD per share) | $ / shares	$ 7.12
6.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	4,101,417
Vested (in shares) | shares	0
Weighted average exercise price per share (in CAD per share) | $ / shares	$ 0
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share (range) (in CAD per share) | $ / shares	6.53
Bottom of range | 1.66 – 12.40
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share (range) (in CAD per share) | $ / shares	1.66
Top of range | 1.66 – 12.40
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share (range) (in CAD per share) | $ / shares	$ 12.40